Income Taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Unused tax credits
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,560	$ 1,560
Unused operating loss carryforwards-statutory tax
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	215,956	206,259
Unused operating loss carryforwards-undistributed earnings tax
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	288,301	271,093
Others
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	19,468	29,413
Total
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 525,285	$ 508,325